Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Transactions with non controlling parties [member]	Retained earnings [member]	Treasury shares [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2024	$ 83,120	$ 30,863	$ (549)	$ 927	$ (100,452)		$ (7,065)	$ 6,844
Balance, shares at Dec. 31, 2024	29,590,297
IfrsStatementLineItems [Line Items]
Net loss for the period					(20,241)		(503)	(20,744)
Adjustments arising from translating financial statements of foreign operations			(760)					(760)
Net comprehensive profit (loss) for the period			(760)		(20,241)		(503)	(21,504)
Exercise of options	$ 548							548
Exercise of options, shares	225,332
Exercise of RSUs
Exercise of RSUs, shares	219,667
Exercise of warrants	$ 12,536	(1,269)						11,267
Exercise of warrants, shares	1,509,857
Purchase of treasury stock (note 7(d))
Share based compensation	$ 8,675							8,675
Issuance of shares in January 2025 private placement	$ 27,395							27,395
Issuance of shares in January 2025 private placement, shares	4,748,150
Issuance of shares in September 2025 private placement	$ 39,888							39,888
Issuance of shares in September 2025 private placement, shares	5,625,000
Transactions with non-controlling interests	$ (8,117)						6,267	(1,850)
Share based compensation, shares	5,000
Balance at Sep. 30, 2025	$ 164,045	29,594	(1,309)	927	(120,693)		(1,301)	71,263
Balance, shares at Sep. 30, 2025	41,923,303
Balance at Dec. 31, 2025	$ 206,953	10,147	(1,872)	927	(138,187)		(1,547)	76,421
Balance, shares at Dec. 31, 2025	43,888,042
IfrsStatementLineItems [Line Items]
Net loss for the period					(21,692)		(490)	(22,182)
Adjustments arising from translating financial statements of foreign operations			876					876
Net comprehensive profit (loss) for the period			876		(21,692)		(490)	(21,306)
Exercise of options	$ 201							201
Exercise of options, shares	101,998
Exercise of RSUs
Exercise of RSUs, shares	987,500
Exercise of warrants	$ 1,522							1,522
Exercise of warrants, shares	252,967
Expiration of warrants	$ 7,093	(7,093)
Purchase of treasury stock (note 7(d))						(6,701)		(6,701)
Purchase of treasury stock (note 7(d)), shares
Cancellation of treasury stock (note 7(d))	$ (6,701)					6,701
Share based compensation	5,726							5,726
Balance at Sep. 30, 2026	$ 214,794	$ 3,054	$ (996)	$ 927	$ (159,879)		$ (2,037)	$ 55,863
Balance, shares at Sep. 30, 2026	44,163,966